N-2 - USD ($)			1 Months Ended	3 Months Ended
		Jan. 25, 2022	Nov. 30, 2022	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001501072
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		RiverNorth Opportunities Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder Transaction Expenses	As a Percentage of Offering Price
Sales Load (1)	1.00%
Expenses Borne by Common Stockholders of the Fund (1)	0.14%
Dividend Reinvestment Plan Fees	None (2)

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]	0.14%
Annual Expenses [Table Text Block]
Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares (1)(7)
Management Fee (3)	1.81%
Dividend and Interest Expense on Short Sales (4)	0.27%
Interest Expense on Borrowings (4)	0.07%
Dividends on Preferred Shares(5)	2.36%
Other Expenses (4)	0.05%
Acquired Fund Fees and Expenses (6)	1.24%
Total Annual Expenses(7)	5.80%

Management Fees [Percent]	[1],[3],[4]	1.81%
Interest Expenses on Borrowings [Percent]	[1],[3],[5]	0.07%
Dividend Expenses on Preferred Shares [Percent]	[1],[3],[6]	2.36%
Dividend and Interest Expenses on Short Sales [Percent]	[1],[3],[5]	0.27%
Acquired Fund Fees and Expenses [Percent]	[1],[3],[7]	1.24%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[1],[3],[5]	0.05%
Total Annual Expenses [Percent]	[1],[3]	5.80%
Expense Example [Table Text Block]

Example (8)

The purpose of the following table is to help a holder of Common Shares understand the fees and expenses that such holder would bear directly or indirectly. The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) that the Fund incurs total annual expenses of 5.80% of its net assets in years 1 through 10 and (2) a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$58	$172	$284	$557

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

Expense Example, Year 01	[3]	$ 58
Expense Example, Years 1 to 3	[3]	172
Expense Example, Years 1 to 5	[3]	284
Expense Example, Years 1 to 10	[3]	$ 557
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly.
Basis of Transaction Fees, Note [Text Block]

SUMMARY OF FUND EXPENSES

The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly. The table is based on the capital structure of the Fund as of July 31, 2022.

The table shows Fund expenses as a percentage of net assets attributable to Common Shares. The following table should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than those shown below.

Stockholder Transaction Expenses	As a Percentage of Offering Price
Sales Load (1)	1.00%
Expenses Borne by Common Stockholders of the Fund (1)	0.14%
Dividend Reinvestment Plan Fees	None (2)

Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares (1)(7)
Management Fee (3)	1.81%
Dividend and Interest Expense on Short Sales (4)	0.27%
Interest Expense on Borrowings (4)	0.07%
Dividends on Preferred Shares(5)	2.36%
Other Expenses (4)	0.05%
Acquired Fund Fees and Expenses (6)	1.24%
Total Annual Expenses(7)	5.80%

Other Expenses, Note [Text Block]		Other Expenses, Interest Expense on Borrowings and Dividend and Interest Expense on Short Sales are estimated based on the Fund’s Annual Report dated July 31, 2022.
Management Fee not based on Net Assets, Note [Text Block]		The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. If leverage is used, Managed Assets will be greater in amount than net assets, because Managed Assets includes borrowings for investment purposes. The management fee of 1.30% of the Fund’s Managed Assets represents 1.81% of net assets attributable to Common Shares.
Acquired Fund Fees and Expenses, Note [Text Block]		Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
Acquired Fund Fees Estimated, Note [Text Block]		The 1.24% shown as Acquired Fund Fees and Expenses reflects estimated operating expenses of the Underlying Funds or SPACs and transaction-related fees.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

Quarter Ended		Market Price		NAV at		Market Premium (Discount) to NAV at
		High	Low	Market High	Market Low	Market High	Market Low
2022	October 31	$15.20	$11.85	$13.82	$12.29	9.99%	-3.58%
	July 31	$14.93	$12.58	$13.97	$13.00	6.87%	-3.23%
	April 30	$16.63	$14.93	$15.87	$14.15	4.79%	5.51%
	January 31	$17.53	$15.46	$17.09	$15.64	2.57%	-1.15%
2021	October 31	$18.75	$16.71	$17.07	$16.89	9.84%	-1.07%
	July 31	$18.75	$16.75	$17.24	$17.02	8.76%	-1.59%
	April 30	$17.88	$16.71	$17.23	$16.61	3.77%	0.60%
	January 31	$17.07	$13.81	$16.48	$14.53	3.58%	-4.96%
2020	October 31	$16.09	$13.75	$15.29	$14.49	5.23%	-5.11%
	July 31	$15.55	$12.52	$14.95	$13.58	4.01%	-7.81%
	April 30	$17.00	$8.65	$17.01	$11.72	-0.06%	-26.19%
	January 31	$17.10	$15.85	$17.30	$16.79	-1.16%	-5.60%

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]

CAPITALIZATION

Pursuant to the Distribution Agreement with the Distributor, the Fund may offer and sell up to 8,196,130 of the Fund’s Common Shares from time to time through the Distributor for the offer and sale of the Common Shares under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of the Fund’s Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The table below shows the Fund’s historical capitalization as of July 31, 2022 and the estimated capitalization of the Fund assuming the sale of all 8,196,130 Common Shares that are subject to the Distribution Agreement on a pro forma, as adjusted basis as of November 30, 2022. Actual sales, if any, of the Fund’s Common Shares, and the actual application of the proceeds thereof, under this Prospectus Supplement and the accompanying Prospectus may be different than as set forth in the table below. In addition, the price per share of any such sale may be greater or less than $12.71 depending on the market price of the Fund’s Common Shares at the time of any such sale. The Fund and the Distributor will determine whether any sales of Common Shares will be authorized on a particular day. The Fund and the Distributor, however, will not authorize sales of Common Shares if the price per share of the Common Shares is less than the Minimum Price. The Fund and the Distributor may elect not to authorize sales of Common Shares on a particular day even if the price per share of the Common Shares is equal to or greater than the Minimum Price, or may only authorize a fixed number of Common Shares to be sold on any particular day. The Fund and the Distributor will have full discretion regarding whether sales of Common Shares will be authorized on a particular day and, if so, in what amounts.

The following table sets forth the Fund’s capitalization:

●	on a historical basis as of July 31, 2022
●	on a pro forma as adjusted basis to reflect (1) the assumed sale of 4,464,274 of the Fund’s Common Shares at $12.71 per share (the last reported sale price of the Fund’s Common Shares on NYSE on November 30, 2022) in an offering under this Prospectus Supplement and the accompanying Prospectus, and (2) the investment of net proceeds assumed from such offering in accordance with the Fund’s investment objective and policies, after deducting the assumed aggregate commission of $ 567,409 (representing an estimated commission paid to the Distributor of 1.00% of the gross sales price per share in connection with the sale of Common Shares effected by the Distributor in each offering) and offering costs payable by the Fund of $78,825.

	Actual as of July 31, 2022 (audited)	As Adjusted (unaudited)
Preferred Shares, $0.0001 par value per share, 3,910,000 shares authorized, 3,910,000 outstanding (actual and as adjusted)	$97,750,000	$97,750,000
Shareholders’ equity applicable to Common Shares:
Common Shares, $0.0001 par value per share, 37,500,000 shares authorized	18,291,243	22,755,517
Paid-in capital*	$268,860,599	$324,955,287
Total distributable earnings	$(20,170,869)	$(20,170,869)
Net assets applicable to Common Shares	$248,689,730	$304,784,418

Liquidation Preference of Preferred Shares	$97,750,000	$97,750,000
Net assets, plus the liquidation preference of Preferred Shares	$346,439,730	$402,534,418

*	As adjusted paid-in capital reflects a deduction for estimated offering expenses of $78,825 and commissions paid to the Distributor of $567,409 (representing an estimated commission paid to the Distributor of 1% of the gross sales price per share).

Outstanding Securities [Table Text Block]
(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its account	Amount Outstanding Exclusive of Amount Shown under (3) As of November 30, 2022
Common Stock	37,500,000	None	21,430,503
Series A Preferred Stock	3,910,000	None	3,910,000

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 11.85	$ 12.58	$ 14.93	$ 15.46	$ 16.71	$ 16.75	$ 16.71	$ 13.81	$ 13.75	$ 12.52	$ 8.65	$ 15.85
Highest Price or Bid				15.20	14.93	16.63	17.53	18.75	18.75	17.88	17.07	16.09	15.55	17.00	17.10
Lowest Price or Bid, NAV				12.29	13.00	14.15	15.64	16.89	17.02	16.61	14.53	14.49	13.58	11.72	16.79
Highest Price or Bid, NAV				$ 13.82	$ 13.97	$ 15.87	$ 17.09	$ 17.07	$ 17.24	$ 17.23	$ 16.48	$ 15.29	$ 14.95	$ 17.01	$ 17.30
Highest Price or Bid, Premium (Discount) to NAV [Percent]				9.99%	6.87%	4.79%	2.57%	9.84%	8.76%	3.77%	3.58%	5.23%	4.01%	(0.06%)	(1.16%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(3.58%)	(3.23%)	5.51%	(1.15%)	(1.07%)	(1.59%)	0.60%	(4.96%)	(5.11%)	(7.81%)	(26.19%)	(5.60%)
Latest Share Price			$ 12.71
Latest Premium (Discount) to NAV [Percent]			(0.63%)
Latest NAV			$ 12.79
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Authorized [Shares]		37,500,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		21,430,503
Series A Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series A Preferred Stock
Outstanding Security, Authorized [Shares]		3,910,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		3,910,000

[1]	Represents the estimated commission and offering costs with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.
[2]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	The example should not be considered a representation of future expenses and includes the expenses of the offering. The example assumes that the estimated “Other Expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at the Common Share NAVs. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[4]	The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. If leverage is used, Managed Assets will be greater in amount than net assets, because Managed Assets includes borrowings for investment purposes. The management fee of 1.30% of the Fund’s Managed Assets represents 1.81% of net assets attributable to Common Shares.
[5]	Other Expenses, Interest Expense on Borrowings and Dividend and Interest Expense on Short Sales are estimated based on the Fund’s Annual Report dated July 31, 2022.
[6]	Dividends on Preferred Shares represent the estimated dividend expense adjusted to assume (i) 3,910,000 shares of 6.00% Series A Cumulative Perpetual Preferred Stock with a liquidation preference of $97,750,000 was outstanding for the entire 12 months of operations after July 31, 2022.
[7]	The “Acquired Fund Fees and Expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds and SPACs in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent stockholder report. Some of the Underlying Funds and SPACs in which the Fund intends to invest charge incentive fees based on the Underlying Funds’ or SPACs’ performance. The 1.24% shown as Acquired Fund Fees and Expenses reflects estimated operating expenses of the Underlying Funds or SPACs and transaction-related fees. Certain Underlying Funds or SPACs in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired Fund Fees and Expenses,” as applicable. The Acquired Fund Fees and Expenses disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds and SPACs that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds and SPACs. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.